DESCRIPTION OF BUSINESS AND BASIS OF PRESENTATION (Details) - Common Stock [Member]	12 Months Ended
	Sep. 30, 2022 shares
Beginning balance, shares	313	[1]
Increase of common stock during fiscal year 2022	36,730
Ending balance, shares	37,043	[1],[2]
Previously Reported [Member]
Beginning balance, shares	7,048,387
Increase of common stock during fiscal year 2022	826,419,793
Ending balance, shares	833,468,180
Restatement Adjustment To Reverse Stock Split 125 [Member]
Beginning balance, shares	(6,766,452)
Increase of common stock during fiscal year 2022	(793,363,001)
Ending balance, shares	(800,129,453)
Restatement Adjustment To Reverse Stock Split 19 [Member]
Beginning balance, shares	(250,609)
Increase of common stock during fiscal year 2022	(29,383,815)
Ending balance, shares	(29,634,424)
Restatement Adjustment To Reverse Stock Split 1100 [Member]
Beginning balance, shares	(31,013)
Increase of common stock during fiscal year 2022	(3,636,247)
Ending balance, shares	(3,667,260)

[1]	Adjusted retroactively for reverse stock splits, see Note 1
[2]	Adjusted retroactively for reverse stock splits, see Note 1 - Description of Business and Basis of Presentation